Financial Instruments - Capital Management - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of change in discounted present value of cash flows	10.00%
Modifications of contractual cash flows of financial assets	¥ 0	¥ 0
Minimum capital adequacy ratio	4.00%